FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets measured and recorded at fair value [Line Items]
Impairment loss on equity method investment	$ 4,258		$ 23,025
Terminal growth rate (as a percent)	3.00%
Discount rate (as a percent)	30.00%
Put [Member] | Short [Member]
Financial assets measured and recorded at fair value [Line Items]
Exercise price	$ 2.25
Risk-fee rate	1.61%
Dividend rate	0.00%
Volatility rate	32.00%
Liability Classified Warrant [Member]
Financial assets measured and recorded at fair value [Line Items]
Exercise price	$ 15.78
Risk-fee rate	1.40%
Dividend rate	0.00%
Volatility rate	29.00%